Leases	12 Months Ended
Dec. 31, 2014
LEASES [Abstract]
LEASES
NOTE 14: LEASES
Chartered-in vessels, barges, pushboats and office space:
As of December 31, 2014, the Company's future minimum commitments, net of commissions under chartered-in vessels, barges, pushboats and office space were as follows:

	Charter-in vessels in operation	Charter-in vessels to be delivered	Office space
2015	$67,450	$11,909	$3,275
2016	58,136	24,185	3,083
2017	51,877	39,756	2,821
2018	49,904	39,876	1,832
2019	42,395	39,876	958
2020 and thereafter	66,403	186,330	98
Total	$336,165	$341,932	$12,067

Charter hire expense for Navios Holdings chartered-in vessels amounted to $111,337, $116,962 and $112,536, for each of the years ended December 31, 2014, 2013 and 2012, respectively. Charter hire expense for logistics business chartered-in vessels amounted to $2,468, $1,286 and $3,587, for each of the years ended December 31, 2014, 2013 and 2012, respectively.
Rent expense for office space amounted to $2,804, $2,899, and $2,267 for each of the years ended December 31, 2014, 2013 and 2012, respectively. The Company leases approximately 16,703 square feet of space at 825 3rd Avenue, New York, New York, pursuant to a lease that expires in April 2019. The Company also leases approximately 4,136 square meters of space at 85 Akti Miaouli, Piraeus, Greece, pursuant to lease agreements that expire in 2017 and 2019. The Company also leases office space in Monaco pursuant to a lease that expires on June 2015. The Company also leases approximately 632 square meters of office space in Antwerp, Belgium pursuant to a lease that expires in 2019.
Navios Logistics' subsidiaries lease various premises in Argentina and Paraguay that expire on various dates through 2025. The above table incorporates the lease commitments on all offices as disclosed above.
Chartered-out vessels, barges and pushboats:
The future minimum revenue, net of commissions, (i) for dry bulk vessels, expected to be earned on non-cancelable time charters and (ii) for the Company's logistics business, expected to be earned on non-cancelable time charters, COA's with minimum guaranteed volumes and contracts with minimum guaranteed throughput in Navios Logistics' ports, are as follows:

	Dry bulk	Logistics
	vessels	business
2015	$40,693	$166,311
2016	11,124	107,440
2017	10,715	43,392
2018	10,715	23,354
2019	10,715	22,515
2020 and thereafter	9,893	11,087
Total minimum revenue, net of commissions	$93,855	$374,099

Revenues from time charters are not generally received when a vessel is off-hire, which includes time required for scheduled maintenance of the vessel.